Capital Stock (Details 4) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Mar. 03, 2012 Y
ShareBased Compensation Arrangement By ShareBased payment Award Summary of Restricted Stock Units
Beginning balance	2,703
Beginning balance, Weighted Average Grant Date Fair Value	$ 57.40
Granted during the period, Number	7,093
Granted during the period, Weighted Average Grant Date Fair Value	$ 25.33
Vested during the period, Number	(359)
Vested during the period, Weighted Average Grant Date Fair Value	$ 60.42
Cancelled during the period, Number	(842)
Cancelled during the period, Weighted Average Grant Date Fair Value	$ 45.73
Ending balance	8,595
Ending balance, Weighted Average Grant Date Fair Value	$ 31.96
Ending Balance, Average Remaining Contractual Life In Years	1.74
Ending Balance, Aggregate Intrinsic Value	$ 118
Vested and expected to vest	7,952
Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 32.24
Vested and Expected to Vest, Average Remaining Contractual Life In Years	1.72
Vested and Expected to Vest, Aggregate Intrinsic Value	$ 110